Gabelli Gold Fund, Inc.

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.5%
	Metals and Mining — 99.5%
	Asia/Pacific Rim — 17.6%
800,000	Dacian Gold Ltd.†	$745,145
1,150,000	Evolution Mining Ltd.	3,516,155
4,350,000	Gold Road Resources Ltd.†	3,655,363
727,079	Newcrest Mining Ltd.	16,664,651
1,126,227	Northern Star Resources Ltd.	8,392,029
7,500,000	Pantoro Ltd.†	1,037,736
3,745,000	Perseus Mining Ltd., Australia†	1,769,383
4,450,000	Perseus Mining Ltd., Toronto†	2,015,322
10,989,011	RTG Mining Inc., CDI†	611,906
2,427,272	Saracen Mineral Holdings Ltd.†	5,652,096
2,206,756	Westgold Resources Ltd.†	3,723,628

		47,783,414

	Europe — 5.4%
2,399,000	Centamin plc	3,707,741
1,803,054	Condor Gold plc†(a)	543,149
560,500	Fresnillo plc	4,711,092
1,897,709	Hochschild Mining plc	4,783,297
3,000,000	Hummingbird Resources plc†	866,828

		14,612,107

	Latin America — 1.4%
200,000	Endeavour Mining Corp., Toronto†	3,822,319

	North America — 72.4%
347,432	Agnico Eagle Mines Ltd.	18,625,829
1,025,000	Alacer Gold Corp.†	4,139,148
1,287,675	Alamos Gold Inc., New York, Cl. A	7,468,515
975,250	Alamos Gold Inc., Toronto, Cl. A	5,668,132
1,100,000	Amarillo Gold Corp.†	186,814
2,374,650	B2Gold Corp.†	7,725,208
1,313,275	Barrick Gold Corp.	22,759,056
2,100,000	Belo Sun Mining Corp.†	784,617
52,700	Contango ORE Inc.†(a)(b)	737,800
55,000	Contango ORE Inc., New York†	770,000
1,100,000	Continental Gold Inc.†	3,055,440
700,000	Detour Gold Corp.†	10,276,635
400,000	Fortuna Silver Mines Inc.†	1,236,000
214,700	Franco-Nevada Corp.(a)	19,563,410
949,500	Golden Queen Mining Consolidated Ltd., Cl. H†	200,672
283,000	Golden Queen Mining Consolidated Ltd., New York, Cl. H†	56,940
475,000	K92 Mining Inc.†	763,671
210,000	Kirkland Lake Gold Ltd.	9,407,480
95,533	MAG Silver Corp.†(a)(b)	1,013,605
85,000	MAG Silver Corp., Toronto†	903,348
500,000	Maverix Metals Inc.†	2,019,097
2,950,000	Midas Gold Corp.†	1,336,000
541,917	Newmont Goldcorp Corp.	20,549,493
200,000	Northern Dynasty Minerals Ltd., New York†	117,500

Shares		Market Value
1,672,000	Northern Dynasty Minerals Ltd., Toronto†	$971,763
99,226	O3 Mining Inc.†	202,219
1,020,850	OceanaGold Corp.	2,666,069
291,860	Osisko Gold Royalties Ltd.	2,711,852
75,000	Pan American Silver Corp.	1,176,000
520,000	Pretium Resources Inc.†	5,985,200
3,650,000	Redstar Gold Corp.†	68,876
47,000	Royal Gold Inc.	5,790,870
350,000	SEMAFO Inc.†	1,122,769
600,000	SEMAFO Inc., Toronto†(a)	1,924,746
200,000	SSR Mining Inc.†	2,904,000
650,000	Teranga Gold Corp.†	2,394,233
215,000	Torex Gold Resources Inc.†	2,664,679
50,000	Torex Gold Resources Inc., Toronto†(a)	619,693
1,200,000	Victoria Gold Corp., New York†	466,080
2,000,000	Victoria Gold Corp., Toronto†	754,802
2,491,000	Wesdome Gold Mines Ltd.†	11,224,871
525,000	Wheaton Precious Metals Corp., New York	13,776,000

		196,789,132

	South Africa — 2.7%
230,000	AngloGold Ashanti Ltd., ADR	4,202,100
200,000	Harmony Gold Mining Co. Ltd.†	571,806
900,000	Harmony Gold Mining Co. Ltd., ADR†	2,556,000

		7,329,906

	TOTAL COMMON STOCKS	270,336,878

	WARRANTS — 0.3%
	Metals and Mining — 0.3%
	Europe — 0.0%
251,163	Condor Gold plc, expire 03/22/20†(a)(b)	21

	North America — 0.3%
125,000	Maverix Metals Inc., expire 12/23/21†	360,166
1,222,000	Northern Dynasty Minerals Ltd., expire 06/15/21†	463,493

		823,659

	TOTAL WARRANTS	823,680

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Gabelli Gold Fund, Inc.

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$ 442,000	U.S. Treasury Bill, 1.762%††, 12/26/19	$440,120

	TOTAL INVESTMENTS — 100.0%
	(Cost $181,656,290)	$271,600,678

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

At September 30, 2019, the Fund held investments in restricted and illiquid securities amounting to $1,751,426 or 0.64% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/19 Carrying Value Per Share
52,700	Contango ORE Inc.	10/17/17	$1,045,007	$14.0000
95,533	MAG Silver Corp.	11/17/17	$1,000,231	$10.6100
251,163	Condor Gold plc warrants, expire 03/22/20	03/26/18	$33,892	$0.0001

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

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